UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       July 31, 2002

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F INFORMATION TABLE

                 Title of                      Value          Invstmt Voting Aut
Name of Issuer     Class    CUSIP             (x$1000) Shares Dscretn   None

3M Co.              Com    88579Y101               257    2091  Sole      2091
AP Pharma Inc.      Com    00202J104                78   37300  Sole     37300
Abbott Laborator    Com    002824100               278    7378  Sole      7378
Actel Corp.         Com    004934105              5650  268797  Sole    268797
American Express    Com    025816109              9816  270266  Sole    270266
American International
Group               Com    026874107               676    9909  Sole      9909
Amgen               Com    031162100               660   15762  Sole     15762
Annadarko           Com    032511107              8557  173565  Sole    173565
Applied Materials
Inc. Delaware       Com    038222105              1040   54697  Sole     54697
Auspex              Com    052116100                 3   14000  Sole     14000
BMC Software        Com    055921100              5458  328780  Sole    328780
BP Amoco            Com    055622104               452    8946  Sole      8946
Bank of America     Com    060505104               361    5126  Sole      5126
Banner Corp.        Com    06652V109              1932   78066  Sole     78066
Boise Cascade       Com    097383103               687   19900  Sole     19900
Bristol Myers Sq    Com    110122108              1280   49818  Sole     49818
Build. Materials
Holding Corp.       Com    120113105               486   33850  Sole     33850
Burlington Resou    Com    122014103              8583  225875  Sole    225875
Cardinal Health     Com    14149Y108             12738  207427  Sole    207427
Cascade Nat. Gas    Com    147339105               571   27300  Sole     27300
Celestica           Com    15101Q108              4349  191525  Sole    191525
Centennial Banco    Com    15133T104               257   32610  Sole     32610
Chevron Corp.       Com    166751107              1860   21019  Sole     21019
Cisco Systems In    Com    17275R102              4506  323002  Sole    323002
Citigroup           Com    172967101             13031  336286  Sole    336286
Clorox              Com    189054109               248    6000  Sole      6000
Coca Cola Co.       Com    191216100             11414  203813  Sole    203813
Costco              Com    2160K105               7764  201032  Sole    201032
Dell Computer       Com    247025109              5501  210456  Sole    210456
Dow Chemical        Com    260543103               211    6131  Sole      6131
EEX Corp.           Com    26842V108               103   51723  Sole     51723
EMC Corp            Com    268648102              5218  691095  Sole    691095
Eden Bioscience     Com    279445100               132   66150  Sole     66150
El Paso Corp.       Com    28336L109              6898  334709  Sole    334709
Eli Lilly & Co      Com    532457108               378    6709  Sole      6709
Emerson Electric    Com    291011104              2831   52901  Sole     52901
Exxon Mobil         Com    30231G102              2219   54239  Sole     54239
Fannie Mae          Com    313586109               383    5190  Sole      5190
First Indus.
Realty Trust        Com    32054K103               328   10000  Sole     10000
Fleet Boston Fin    Com    33901Q108               239    7400  Sole      7400
Gap Stores          Com    364760108              7255  510897  Sole    510897
General Electric    Com    369604103             11488  395459  Sole    395459
Gillette Co.        Com    375766102               362   10688  Sole     10688
HealthSouth         Com    421924101              7327  572917  Sole    572917
Hewlett Packard     Com    428236103               311   20371  Sole     20371
Home Depot          Com    437076102             10702  291370  Sole    291370
Home Properties
of N.Y.             Com    437306103               550   14500  Sole     14500
Honeywell Int'l     Com    438516106              2055   58325  Sole     58325
ICOS Corp.          Com    449295104               893   52637  Sole     52637
Intel Corp.         Com    458140100              4027  220415  Sole    220415
International Business
Machines            Com    459200101               329    4574  Sole      4574
Istar Financial     Com    45031U101              1637   57453  Sole     57453
JP Realty           Com    46624A106               586   22000  Sole     22000
Johnson & Johnso    Com    478160104               322    6168  Sole      6168
Keytronic           Com    493144109               220  218250  Sole    218250
LSI Logic Corp.     Com    502161102              2219  253637  Sole    253637
Lattice
Semiconductor       Com    518415104              5590  639545  Sole    639545
Lucent Technolog    Com    549463107                47   28078  Sole     28078
McDonald's Corp.    Com    580135101               414   14541  Sole     14541
Merck & Co.         Com    589331107              7000  138225  Sole    138225
Merrill Lynch       Com    590188108               321    7917  Sole      7917
Metris Companies    Com    591598107               289   34800  Sole     34800
Microsoft           Com    594918104             16613  303705  Sole    303705
Officemax           Com    67622M108              3226  547670  Sole    547670
Oracle Corp.        Com    68389X105              4071  429840  Sole    429840
Pepsico Inc.        Com    713448108               434    9012  Sole      9012
Pfizer Inc.         Com    717081103              1127   32195  Sole     32195
Philip Morris       Com    718154107               245    5600  Sole      5600
Plum Creek Timb.    Com    729251108              1897   61800  Sole     61800
Procter & Gamble    Com    742718109               214    2400  Sole      2400
Putnam Master
Interm. Inc. Tr.    Com    746909100               345   55204  Sole     55204
Qualcomm            Com    747525103              3648  132694  Sole    132694
Railamerica         Com    750753105               396   36600  Sole     36600
S&P 500 Depositary
Receipt             Com    78462F103              2624   26521  Sole     26521
Safeco              Com    786429100              3490  112994  Sole    112994
Schlumberger        Com    806857108              6899  148366  Sole    148366
Scudder Inter Go    Com    811163104               358   51500  Sole     51500
Semitool            Com    816909105               468   57400  Sole     57400
Shurgard Storage    Com    82567D104              2854   82244  Sole     82244
Starbucks           Com    855244109             15940  641454  Sole    641454
Sterling Finl.      Com    859319105              1623   83421  Sole     83421
Sun Microsystems    Com    866810104               107   21391  Sole     21391
Target Corp.        Com    87612E106               296    7780  Sole      7780
Texas Instrument    Com    882508104              7146  301548  Sole    301548
Tyco Int'l          Com    902124106              2026  149991  Sole    149991
Umpqua Holdings     Com    904214103              1204   65173  Sole     65173
Verizon Comm.       Com    92343V104              8026  199902  Sole    199902
Wal-Mart            Com    931142103             13576  246797  Sole    246797
Walt Disney Co.     Com    254687106              4698  248552  Sole    248552
Washington Fed.
Savings & Loan      Com    938824109               270   10709  Sole     10709
Washington Mut.
Savings Bank        Com    939322103             12982  349822  Sole    349822
Watchguard
Technologies Inc    Com    941105108               160   31175  Sole     31175
Wells Fargo & Co    Com    949746101               419    8362  Sole      8362
Worldcom Inc.       Com    98157D106                33  555805  Sole    555805
Worldcom Inc. - MCI
Group               Com    98157D304                 9   39746  Sole     39746
Wyeth               Com    983024100               263    5132  Sole      5132
Xanser Corp.        Com    98389J103               104   57200  Sole     57200


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table       97

Form 13F Information Table Value To $     309,168